Description of Business - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Description Of Business [Line Items]
Date of incorporation	Jun. 27, 2003
Nevada Corporation
Description Of Business [Line Items]
Date of merger	Aug. 29, 2008	Aug. 29, 2008